Via Hand Delivery

November 29, 2004

Peggy Kim

Senior Counsel

Mail Stop 3-9

Securities and Exchange Commission

Division of Corporation Finance

450 Fifth Street, N.W.

Washington, DC 20549

RE:	MHI Hospitality Corporation (the “Company”)
Form S-11
Pre-Effective Amendment No. 4 to Registration Statement No. 333-118873
Filed November 24, 2004

Dear Ms. Kim:

In connection with the filing of the above-captioned pre-effective amendment (the “Amendment”), we set forth below the Company’s responses to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) provided in the comment letter dated November 19, 2004 (the “Comment Letter”), relating to the above referenced registration statement.

We have included the Staff’s comments in the order presented in the Comment Letter and numbered according to the numbering scheme employed in the Comment Letter. Page numbers included in our responses refer to pages in the marked Pre-Effective Amendment No. 4 to the Registration Statement (“Registration Statement”) and the prospectus included therein (the “Prospectus”).

Prospectus Summary

1.	We note your response to Comment 1. Please further revise to remove the remaining defined terms.

The Prospectus has been revised in response to the Staff’s comment.

2.	We note your response to prior comment 2; however, we reissue our previous comment. It appears that MHI Hotels Services, LLC, is your predecessor. Please revise to briefly describe the recent corporate history of the predecessor.

Disclosure has been added on page 2 in response to the Staff’s comment.

Our Principal Agreements

3.	We note your response to Comment 17. We reissue that part of our previous comment asking you to revise to clarify whether there are any limitations on fees in the franchise agreements.

Disclosure has been added on page 87 in response to the Staff’s comment.

Notes to Financial Statements of MHI Hospitality Corporation

Organization

4.	Please advise or revise the second paragraph of Note A to indicate, if true, that the interests in the initial four properties were contributed to the operating partnership and accounted for as a reorganization of entities under common control.

The Prospectus has been revised at page F-4 in response to the Staff’s comment.

5.	We note your response to comment 20. Paragraph 7 of EITF 02-5 states SEC registrants should continue to follow the guidance in paragraph 3 when determining whether common control of separate entities exists. In this regard, we note you have determined that common control of the predecessor group, that is, Capitol Hotel Associates LP, LLP, Brownestone Partners LLC and Savannah Hotel Associates LLC is held by the existing members of MHI Hotel Services LLC. Please advise us how you determined that Steve Smith and Bill Zaiser are part of the control group. Have they agreed in writing to vote their shares in concert with the Sims such that a 50% voting interest is held in Brownstone Partners LLC? If so, please advise us of the date of the agreement and terms. If common control does not exist under the situations identified in paragraph 3 of the EITF, please revise your financial statement presentation, accounting policy and disclosures related to Brownestone Partners, LLC. Please advise.

After further consideration of the Staff’s comment, our discussion with the Staff, and our review of EITF 02-5, we have determined that the members of the Sims family, including Edgar Sims, Jr., Jeanette Sims, Andrew Sims, Kim Sims and Christopher Sims should be treated as having common control over the Company’s accounting predecessor for purposes of the combined financial statements presented in the Prospectus. As reflected in the revised accounting presentation, based upon the identification of a new control group, the predecessor entity (which we refer to as MHI Hotels Services Group) has been re-defined to include the two entities (Capitol Hotel Associates LP and Savannah Hotel Associates LLC) controlled by the control group and the minority interests owned by members of the control group hold in two other entities (Brownestone Partners LLC and Accord LLC). We have revised the financial statements and the Prospectus to reflect this change in the accounting presentation. As set forth in our new accounting presentation, the contribution of three of the initial hotel properties, the Hilton Savannah DeSoto, the Hilton Wilmington Riverside and the Holiday Inn Williamsburg, to form MHI Hotels Services Group, is considered a reorganization of entities under common ownership and control by the members of the Sims family.

Formation Transactions

6.	We note your response to comment 19; however, we reissue our previous comment. We note the contribution of interests in the four initial hotels to the operating partnership is characterized as an acquisition. Please address this comment throughout Form S-11, as necessary.

The Prospectus has been revised at page F-4 and throughout the Prospectus in response to the Staff’s comment.

MHI Hospitality Corporation

Notes to Pro Forma Consolidated Balance Sheets

7.	Reference is made to comment 27. Please revise to include disclosure in a note to the pro forma financial statements of the material non-recurring charge resulting directly from the transaction. Clearly indicate the charge was not included in the pro formas and that the charge will be included in net income within 12 months following the transaction, or advise. See Rule 11-02(b)(5) of Regulation S-K.

Disclosure has been added on page F-56 in response to the Staff’s comment.

8.	We note your response to comment 29. Please advise us of where you disclosed your method for allocating the mark up of assets between land and building improvements in note (h) as previously requested.

Disclosure has been added on page F-58 in response to the Staff’s comment.

Exhibits

9.	Please revise to file the schedules and exhibits to each agreement. For example, we note that the schedules to the contribution agreements have not been filed.

The material schedules and exhibits to each agreement will be filed with the Company’s next pre-effective amendment.

*  *  *  *

Please call the undersigned at (202) 452-7050 with any questions. We appreciate the efforts of the Staff to expedite review of this filing.

Sincerely,

/s/ Thomas J. Egan, Jr.

Thomas J. Egan, Jr.

cc:    Andrew M. Sims, President and Chief Executive Officer